Form N-1A Cover	Dec. 24, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Document Effective Date	Dec. 31, 2025
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Creation Date	Dec. 24, 2025
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 31, 2025